EMPLOYEE BENEFITS - Group's Provision for Employee Benefits (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 13,903	€ 15,142
Total provisions for employee benefits	123,045	110,807
Other provisions for employees
Disclosure of defined benefit plans [line items]
Total provisions for employee benefits	109,142	95,665
Italian employee severance indemnity (TFR)
Disclosure of defined benefit plans [line items]
Total present value of defined benefit obligations	€ 13,903	€ 15,142